Inventories - Cost of Inventories Recognized as an Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Analysis of income and expense [abstract]
Cost of revenue	$ 17,957,568		$ 16,372,032	$ 15,057,605
Loss on abandonment	5,323		12,369	5,497
Allowance for (reversal of) inventory valuation and obsolescence loss	16,317		27,341	(13,070)
Cost of revenue	$ 17,979,208	$ 640,285	$ 16,411,742	$ 15,050,032